BASIS OF PREPARATION (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Essakane S.A.
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions	90.00%	90.00%
Rosebel Gold Mines N.V.
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions	95.00%	95.00%
Doyon division including the Westwood mine
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions	100.00%	100.00%
Côté Gold division
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions	70.00%	70.00%
Euro Ressources S.A.
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions	90.00%	90.00%
Merrex Gold Inc.
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions	100.00%	100.00%
Société d'Exploitation des Mines d'Or de Sadiola S.A.
Disclosure of incorporated joint ventures [line items]
Ownership interest in incorporated joint venture	41.00%	41.00%